Deferred Underwriting Compensation - Additional Information (Details) - Gores Metropoulos II, Inc.	9 Months Ended
Sep. 30, 2021 USD ($)
Deferred Underwriting Compensation [Line Items]
Deferred underwriting discount	$ 15,750,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount if business combination not completed	$ 0